Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Income Per Ordinary Share - USD ($)	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Class A Ordinary Shares [Member]
Numerator:
Allocation of net income	$ 227,370	$ 1,173,995	$ 1,075,543	$ 7,146,533	$ 5,731,334	$ 8,589,153
Denominator:
Weighted average shares outstanding	2,528,906	20,000,000	4,095,170	20,000,000	9,879,518	20,000,000
Basic net income per share	$ 0.09	$ 0.06	$ 0.26	$ 0.36	$ 0.58	$ 0.43
Class B Ordinary Shares [Member]
Numerator:
Allocation of net income	$ (275,902)	$ 65,555	$ (697,661)	$ 1,485,410	$ 2,897,424	$ 1,417,092
Denominator:
Weighted average shares outstanding	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Basic net income per share	$ (0.06)	$ 0.01	$ (0.14)	$ 0.3	$ 0.58	$ 0.28